Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Lease period of leasehold land (in years)	50 years
Ordinary shares, par value (in US$ per share) | $ / shares	$ 0.10	$ 0.10
Number of ordinary shares represented by each ADS	5
Contributions to defined contribution plans	$ 11,708,000	$ 11,795,000	$ 7,181,000
Buildings
Property plant and equipment useful life (in years)	20 years
Plant and equipment | Minimum
Property plant and equipment useful life (in years)	5 years
Plant and equipment | Maximum
Property plant and equipment useful life (in years)	10 years
Furniture and fixtures, other equipment and motor vehicles | Minimum
Property plant and equipment useful life (in years)	4 years
Furniture and fixtures, other equipment and motor vehicles | Maximum
Property plant and equipment useful life (in years)	5 years
Leasehold improvements | Maximum
Property plant and equipment useful life (in years)	5 years
Other income and expense
Net foreign currency exchange gains/(losses)	$ 8,661,000	$ (5,704,000)	$ 1,671,000